Commitments and Contigencies (Details 3) (USD $)	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Net of amortization	$ 149,000	$ 142,000
Royalties paid	0	0
Intellectual Property
Indefinite-lived Intangible Assets [Line Items]
Fees to Iogen capitalized			$ 150,000